Stock-Based Compensation - Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 46,000		$ 49,000	$ 214,000	$ 63,000
Non-employee contractors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			0	(2,000)	8,000
Location operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			6,000	15,000	9,000
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			43,000	95,000	42,000
Restructuring and other related (gains) costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			0	104,000	12,000
Service-based restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			37,000	29,000	8,000
Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			8,000	13,000	28,000
Stock-based compensation expense capitalized			0	100	400
Service-based vesting stock options | Non-employee contractors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			0	(2,000)	2,000
Expense recovery, forfeited awards				2,000
Service, performance and market-based vesting restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			1,000	5,000	0
Expense recovery, fair value adjustments		$ 1,000	1,000
Service, performance and market-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			2,000	13,000	1,000
WeWork Partnerships Profits Interest Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			0	102,000	1,000
2021 Tender Offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			0	48,000	0
2020 Tender Offer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			0	0	9,000
2020 Option Repricing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			1,000	1,000	1,000
PacificCo LTEIP exit event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			0	0	11,000
Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			0	3,000	4,000
LatamCo awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			1,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense recovery, forfeited awards			5,000	3,000
ChinaCo ordinary share subscription rights | Non-employee contractors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense			$ 0	$ 0	$ 6,000